Average Annual Total Returns - Western Asset Macro Opportunities Fund	Mar. 01, 2021
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Formerly known as ICE BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity Index) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	1.08%	[1]
5 Years	1.50%	[1]
Since Inception	1.10%	[1]
Class A
Average Annual Return:
1 Year	2.07%
5 Years	6.41%
Since Inception	6.36%
Inception Date	Aug. 30, 2013
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	2.07%
5 Years	4.95%
Since Inception	4.68%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.23%
5 Years	4.41%
Since Inception	4.29%
Class C
Average Annual Return:
1 Year	4.80%
5 Years	6.59%
Since Inception	6.22%
Inception Date	Aug. 30, 2013
Class FI
Average Annual Return:
1 Year	6.48%
5 Years	7.28%
Since Inception	6.93%
Inception Date	Aug. 30, 2013
Class I
Average Annual Return:
1 Year	6.81%
5 Years	7.63%
Since Inception	7.25%
Inception Date	Aug. 30, 2013
Class IS
Average Annual Return:
1 Year	6.99%
5 Years	7.73%
Since Inception	7.35%
Inception Date	Aug. 30, 2013
Class A2
Average Annual Return:
1 Year	1.91%
5 Years		[2]
Since Inception	6.61%
Inception Date	Dec. 14, 2016

[1]

For Class A2 shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index was 1.70%.

[2]	N/A